Income tax expense - Expiry date of tax loss carry forward (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 16,823	₩ 49,405
1 year or less
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	16,823
1-2 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	0
2-3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	0
More than 3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 0